UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		August 10, 2003


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			27
Form 13F Information Table Value Total:			132,304 (x$1000)


List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----
Activcard Corp.			COM	00506J107	6960	738032		SH	Sole	738032
Advanced Digital Information 	COM	007525108	3467	349456		SH	Sole	349456
American Tower			COM	029912201	11118	1256219		SH	Sole	1256219
Armor Holdings			COM	042260109	6538	487900		SH	Sole	487900
Avid Technology, Inc.		COM	05367P100	4936	139711		SH	Sole	139711
CSG Systems Intl, Inc.		COM	126349109	1847	130183		SH	Sole	130183
Central Garden & Pet Co.	COM	153527106	5334	221883		SH	Sole	221883
Clarus Corp			COM	182707109	555	88350		SH	Sole	88350
Clear Channel			COM	184502102	13479	317965		SH	Sole	317965
Connetics			COM	208192104	2048	136550		SH	Sole	136550
Crown Holdings Inc.		COM	228368106	7146	1000863		SH	Sole	1000863
Di Tech Communications		COM	25500m103	230	47324		SH	Sole	47324
Dick's Sporting Goods Inc.	COM	253393102	5491	149691		SH	Sole	149691
Flir Systems			COM	302445101	6512	216286		SH	Sole	216286
Imax Corp.			COM	45245E109	1532	170000		SH	Sole	170000
Ionics, Inc.			COM	462218108	5518	246658		SH	Sole	246658
Microstrategy			COM	594972408	1007	27500		SH	Sole	27500
Parametric Technology Corp.	COM	699173100	4843	1603799		SH	Sole	1603799
Primus 				COM	74163Q100	922	704000		SH	Sole	704000
Providian Financial Corp.	COM	74406A102	11864	1281208		SH	Sole	1281208
Tibco Software			COM	88632Q103	2658	519146		SH	Sole	519146
Trimble Navigation Limited	COM	896239100	288	12500		SH	Sole	12500
Tweeter Home Entertainment Gro	COM	901167106	1649	190000		SH	Sole	190000
Vicor Corp.			COM	925815102	10655	1098480		SH	Sole	1098480
Vitesse				COM	928497106	56	11500		SH	Sole	11500
Web MD				COM	94769M105	11451	1053410		SH	Sole	1053410
Wind River Systems		COM	973149107	4201	1102631		SH	Sole	1102631